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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                                   REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number  811-02995
                                   ---------------------------------------------

                             NRM Investment Company
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA                             19010
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

Mr. John H. McCoy, Jr.
NRM Investment Company
Rosemont Business Campus #3
919 Conestoga Road, Suite 112, Rosemont, PA                             19010
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (610) 527-7009
                                                    ---------------

Date of fiscal year end:  August 31st
                         -------------

Date of reporting period:  May 31, 2007
                          --------------


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           Form N-Q             ITEM 1
           NRM INVESTMENT COMPANY
           SCHEDULE OF INVESTMENTS
           AS OF                               5/31/2007                                                         05/31/07

              FACE
              VALUE                                                                                         MARKET          AS A
CUSIP      IN THOUSANDS     DESCRIPTION                        STATE    MATURITY     CALL DATE    RATE       VALUE       PERCENTAGE
---------  ------------     -------------                      -----    --------     ---------    ----      ------       ----------
                            SHORT TERM
60934N542  155.586          FEDERATED PA MUNI                    PA                                         155,586
                                                                                                         ----------
                            TOTAL SHORT TERM                                                                155,586         1.10%
                                                                                                         ----------
                            MUNICIPAL BONDS
                            GENERAL OBLIGATION BONDS
717880Q68      200          PHILA SD PA GO                       PA     04/01/10                  5.000%    206,354
118565QR4      100          BUCKS CTY                            PA     06/15/11     6/15/09      5.000%    102,477
725209CV0      250          PITTSBURGH                           PA     09/01/12      3/1/12      5.000%    261,822
084509HP6      100          BERKS COUNTY                         PA     11/15/14    11/15/08      5.000%    101,542
7178807S1      300          PHILA SD PA GO                       PA     08/01/15      8/1/12      5.625%    324,669
                                                                                                         ----------
                            TOTAL GENERAL OBLIGATION BONDS                                                  996,864         7.02%
                            HOUSING BONDS                                                                ----------
38624LAP4      365          GRAND RAPIDS                         MI     06/01/08      6/1/06      6.600%    365,843
675903BG2       18          ODESSA HFC                           TX     11/01/11     11/1/05      8.450%     18,563
130329LV5       40          CALIF HSG FIN AG                     CA     02/01/14                 10.250%     41,046
60415MWC4       65          MINN ST HSG                          MN     01/01/17      1/1/07      5.950%     65,989
91755GM98        5          UTAH ST HSG SFM                      UT     01/01/18                  6.300%      5,002
                                                                                                         ----------
                            TOTAL HOUSING BONDS                                                             496,443         3.50%
                            OTHER REVENUE BONDS                                                          ----------
701382HO7      170          PARKLAND SCHOOL DISTRICT             PA     09/01/07                  5.000%    187,136
3120358P7       70          FAULKEY GULLY MUNICIPAL UTILITY      TX     03/01/09                  4.600%     70,386
613609TG1      500          MONTGOMERY COUNTY IDA                PA     11/01/10                  5.000%    518,170
717823T99      300          PHILA GAS WORKS                      PA     08/01/11                  5.000%    311,598
017292VN0      100          ALLEGHENY CTY                        PA     11/01/11                  5.000%    104,367
70917NBE3      175          PA HGH ED                            PA     01/01/12      7/1/08      5.250%    177,655
70917NEY6      100          PA HGH ED                            PA     07/01/12      7/1/09      5.375%    103,268
708836FF3      500          PA INFRASTRUCTURE INVEST AUTH.       PA     09/01/12                  5.000%    526,775
468451MM8      100          JACKSON REDEVEL                      MS     04/01/13     10/1/05      5.700%    100,119
709141ZB1      300          PENNSYLVANIA STATE-FIRST SERIES      PA     07/01/13                  5.000%    317,514
41473EBB6      100          HARRISBURG RECOVERY                  PA     09/01/13      9/1/08      5.000%    102,559
717893PF2      250          PHILADELPHIA WATER                   PA     07/01/14                  5.000%    266,800
717893NB3      250          PHILA WASTEWATER                     PA     11/01/14     11/1/12      5.250%    267,007
709221JS5      230          PA STATE TPK                         PA     12/01/14     12/1/08      5.250%    236,926
709221JT3      200          PA STATE TPK                         PA     12/01/15     12/1/08      5.250%    205,933
01728RBJ7      150          ALLEGHENY CTY                        PA     03/01/16     6/15/12      5.500%    166,914
70917NQL1      100          PA HGH ED                            PA     06/15/16     6/15/12      5.000%    104,652
717823J58      250          PHILA GAS WORKS                      PA     08/01/16      8/1/13      5.250%    266,608
41473EFJ5      425          HARRISBURG RECOVERY                  PA     12/01/13                  5.000%    449,824
71781QAQ1      100          PHILA IDA                            PA     02/15/17     2/15/07      5.400%    102,115
246352CH9      100          DELAWARE RIVER PORT AUTH             PA     01/01/18      1/1/10      5.750%    104,608
165579EC3      405          CHESTER COUNTY IDA                   PA     11/01/18                  5.000%    422,711
5945536E4      100          MICHIGAN ST LOC GOVT                 MI     12/01/18     12/1/06      6.125%    100,193
888808DA7      200          TOBACCO SETTLEMENT FIN CORP          NJ     06/01/19      6/1/17      5.000%    205,776
489645LU3      250          KENNETT  SD                          PA     02/15/19                  5.250%    267,335
928836JH9      310          VOLUSIA COUNTY ED AUTHORITY          FL     10/15/25    10/15/15      5.000%    318,510
657905EQ4      250          NORTH CAROLINA MEDICAL CENTER        NC     08/01/26      2/1/17      5.250%    267,055
                            TOTAL OTHER REVENUE BONDS                                                     6,272,514       44.20%
                                                                                                         ----------

           TOTAL MUNICIPAL BONDS                                                                          7,765,821       54.73%

           PREFERRED STOCKS
           SHARES
802203000    20000          ABN ANRO TR VI                                                                  496,200
780097754    20000          ROYAL BANK OF SCOTLAND GR SER Q                                                 521,600
780097747    10000          ROYAL BANK OF SCOTLAND GR SER R                                                 249,700
007924400    15000          AEGON NV 6.50%                                                                  377,250
N00927306    10000          AEGON NV 6.875%                                                                 260,300
125581207    15000          CIT GROUP PFD 6.35%                                                             380,400
313400699     5000          FEDERAL HOME LOAN MTG 6.42%                                                     282,500
40428H862    20000          HSBC USA  1/40 SER H                                                            528,200
456837202    10000          ING GROEP NV 7.05                                                               250,600
456837509    16000          ING GROEP NV                                                                    395,520
524908704    10000          LEHMAN BROS HLDG PREF 1/10                                                      499,400
59156R603    17500          MET LIFE INC 6.50                                                               453,775
G7293H189    12500          PRUDENTIAL PLC 6.50%                                                            318,250
06739F390    20000          BARCLAYS BANK PLC 6.625%                                                        517,000
80281R300    14000          SANTANDER FIN 6.41                                                              352,100
38144X500    15000          GOLDMAN SACHS  1/1000 B                                                         386,250
                                                                                                         ----------
                            TOTAL PREFERRED STOCKS                                                        6,269,045        44.18%

               TOTAL PORTFOLIO                                                                           14,190,452       100.00%
                                                                                                         ==========

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                             NRM INVESTMENT COMPANY
                                    FORM N-Q
                                  QUARTER ENDED
                                    05/31/07

                                     Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL
REPORTING:

GENERAL

The Fund has no employees and Fund's various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund's President and/or Board of Directors and the various third party service providers.

ACCOUNTING

The Fund's accounting functions has been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

INVESTING

Prior to November 30, 2005 the Fund's investment advisory contract was on a non-discretionary basis. The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. Subsequent to November 30 the investment advisory contract was on a discretionary basis. Quarterly reporting to the Board is required.

LEGAL AND COMPLIANCE

The Fund's attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements.

In addition, he provides assistance to Mr. Keefe, who also serves as the Fund's compliance officer.


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Both Mr. Fackenthal and Mr. Keefe have direct access to the Board of Director and the Fund's President.

                                    Item III

                                  CERTIFICATION

I, John H. McCoy, President and Chief Financial Officer of NRM Investment Company, certify that:

1. I have reviewed this report on Form N-Q of NRM Investment Company.

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the registrant is made known to me, particularly during the period in which this report is being prepared and that such information is timely recorded, processed, summarized and reported;

         (b) Designed such internal control over financial reporting, or cause such internal control over financial reporting to be designed under my supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures as of a date within 90 days prior to the filing fate of this report, based on such evaluation;

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. I have disclosed to the registrant's auditors and Board of Directors:

         (a) All significant deficiencies and material weaknesses in the design and operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other individuals or entities who have a significant role in the registrant's internal control over financial reporting.

         Date: July 16, 2007

         By:

         s/ John H. McCoy
         ----------------
         John H. McCoy
         President and Chief Financial Officer

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company
             ----------------------

By:

s/ John H. McCoy
----------------
John H. McCoy
President and Chief Financial Officer

Date: July 16, 2007